Bank Loans	12 Months Ended
Oct. 31, 2024
Bank Loans [Abstract]
BANK LOANS

Note 7 — BANK LOANS

Bank loan consisted of the following loans:

	October 31, 2024	October 31, 2023

Loan from DBS Bank (due on May 13, 2025) (1)	$580,076	$1,497,755
Revolving credit for keyman insurance (2)	916,923	916,923
Total	1,496,999	2,414,678
Less: current maturity of long-term bank loan	580,076	937,457
Long-term bank loans	$916,923	$1,477,221

(1)	On April 9, 2020, the Group signed a loan agreement with DBS Bank Ltd. to obtain a five-year loan of $3,650,434 (or SGD 5,000,000). The loan bears a fixed interest rate of 3% per annum. The bank loan was guaranteed by Mr. Dong Zhang, a shareholder of the Company (a former Chief Shipping Officer of the Company until April 2, 2024 and a former director of the Company until July 9, 2024). The Group paid interest for the first twelve months and must pay monthly instalments comprising principal and interest thereafter. As of October 31, 2024 and 2023, the balance was $580,076 and $1,497,755, respectively.

(2)	On February 14, 2020, the Group obtained a revolving credit facility I (RCF I) from DBS Bank Ltd. of $916,923 that was used to settle the premium of a keyman insurance policy. The weighted average effective interest rate is 6.3% per annum. The revolving credit facility is secured by way of first legal assignment of all rights, title, interests and benefits under and arising out of the insurance policy including all proceeds payable under the insurance policy and all proceeds of any repayment or refund of premium by the insurer, with notification of the assignment to be served and acknowledged by the insurer.

Interest expense for the above-mentioned loans amounted to $90,191, $112,022 and $101,877 for the years ended October 31, 2024, 2023 and 2022, respectively. The effective interest rate was 4.6%, 3.9% and 2.8% for the years ended October 31, 2024, 2023 and 2022, respectively.

The repayment schedule for the bank loans is as follows:

Twelve months ending October 31,	Repayment
2025	$580,076
2026	-
2027	-
2028	-
Thereafter	916,923
Total	$1,496,999